Stock Compensation Expense and Warrants (Details) - Schedule of stock option activity and related information $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Stock Compensation Expense and Warrants (Details) - Schedule of stock option activity and related information [Line Items]
Number of Shares, Options Outstanding beginning balance | shares	5,340,000
Number of Shares Options Granted | shares	6,147,702
Number of Shares Options Exercised | shares	(42,184)
Number of Shares Options Forfeited | shares	(387,421)
Number of Shares, Options Cancelled | shares	(2,420,000)
Number of Shares Options Expired | shares	(61,999)
Number of Shares, Options Outstanding ending balance | shares	8,576,098
Number of Shares, Options vested and exercisable | shares	5,187,624
Weighted-Average Exercise Price Per Share, Options Outstanding beginning balance | $ / shares	$ 5
Weighted-Average Exercise Price Per Share, Options Granted | $ / shares	0.85
Weighted-Average Exercise Price Per Share, Options Exercised | $ / shares	0.85
Weighted-Average Exercise Price Per Share Forfeited | $ / shares	0.85
Weighted-Average Exercise Price Per Share, Options Cancelled | $ / shares	4.97
Weighted-Average Exercise Price Per Share, Options Expired | $ / shares	0.85
Weighted-Average Exercise Price Per Share, Options Outstanding ending balance | $ / shares	1.23
Weighted-Average Exercise Price Per Share, Options vested and exercisable | $ / shares	$ 1.45
Weighted-Average Remaining Contractual Life in Years, Options Outstanding beginning balance	18 years 9 months 18 days
Weighted-Average Remaining Contractual Life in Years, Options Outstanding ending balance	10 years 9 months 29 days
Weighted-Average Remaining Contractual Life in Years, Options vested and exercisable	11 years 7 months 9 days
Aggregate Intrinsic Value of In-the-Money Options, Options Outstanding beginning balance | $
Aggregate Intrinsic Value of In-the-Money Options, Options Outstanding ending balance | $	138,479
Aggregate Intrinsic Value of In-the-Money Options, Options vested and exercisable | $	$ 82,470